REVERSAL OF IMPAIRMENT CHARGE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2024 $ / oz
REVERSAL OF IMPAIRMENT CHARGE
Impairment loss | $	$ 52,745
Lindero, after-tax
REVERSAL OF IMPAIRMENT CHARGE
Reversal of impairment | $	$ 52,700
Discount rate	8.20%
Commodity price used for determining fair value assumptions, long term	2,750
Lindero, after-tax | Bottom of range
REVERSAL OF IMPAIRMENT CHARGE
Discount rate		7.00%
Commodity price used for determining fair value assumptions, long term		2,150
Lindero, after-tax | Top of range
REVERSAL OF IMPAIRMENT CHARGE
Discount rate		8.00%
Commodity price used for determining fair value assumptions, long term		2,250